Form N-1A Supplement	Jun. 25, 2025
Lazard Retirement International Small Cap Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE LAZARD FUNDS, INC. (“LFI”)	LAZARD RETIREMENT SERIES, INC. (“LRS”)
Lazard International Small Cap Equity Portfolio	Lazard Retirement International Small Cap Equity Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

Effective on or about the Effective Date, the Portfolio name of Lazard Retirement International Small Cap Equity Portfolio will change to:

Lazard Retirement Global Small Cap Equity Portfolio

Please retain this supplement for future reference.

Lazard International Small Cap Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE LAZARD FUNDS, INC. (“LFI”)	LAZARD RETIREMENT SERIES, INC. (“LRS”)
Lazard International Small Cap Equity Portfolio	Lazard Retirement International Small Cap Equity Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

Effective on or about September 1, 2025 (the “Effective Date”), the Portfolio name of Lazard International Small Cap Equity Portfolio will change to:

Lazard Global Small Cap Equity Portfolio

Please retain this supplement for future reference.